C31 Contractual obligations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C31 Contractual obligations

C31    Contractual obligations

Contractual obligations 2017

	Payment due by period
SEK billion	< 1 year	1–3 years	3–5 years	> 5 years	Total
Current and Non-current debt1) 2)	2.8	8.9	14.3	7.9	33.9
Operating leases3)	3.5	5.4	3.4	4.8	17.1
Other non-current liabilities	0.4	0.7	—	1.7	2.8
Purchase obligations4)	6.2	0.9	0.7	—	7.8
Trade payables	26.3	—	—	—	26.3
Commitments for customer finance5)	9.7	—	—	—	9.7

Total	48.9	15.9	18.4	14.4	97.6

1)	Including interest payments.
2)	See also Note C19, “Interest-bearing liabilities.”
3)	See also Note C27, “Leasing.”
4)	The amounts of purchase obligations are gross, before deduction of any related provisions.
5)	See also Note C14, “Trade receivables and customer finance.”

For information about financial guarantees, see Note C24, “Contingent liabilities.”